Asset Retirement Obligations	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

11. ASSET RETIREMENT OBLIGATIONS

The changes in asset retirement obligations for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Balance at beginning of period (including current portion)	$ 33,003	$ 34,113	$ 35,691
Accretion expense	2,356	1,896	1,956
Adjustment resulting from addition of property	-	72	2,707
Adjustment resulting from disposal of property	-	(968)	(3,588)
Adjustments to the liability from annual recosting and other	20	(201)	(617)
Liabilities settled	(928)	(1,909)	(2,036)
Balance at end of period	34,451	33,003	34,113
Less current portion of asset retirement obligation	(1,614)	(2,255)	(3,192)
Long-term portion of asset retirement obligation	$ 32,837	$ 30,748	$ 30,921